BUSINESS COMBINATION (Schedule of Identifiable Assets as of date of acquisition) (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2017	Jan. 31, 2017
Loyalblocks Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets		$ 1,354
Loyalblocks Ltd [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets		$ 1,117
Weighted average useful life		6 years
Loyalblocks Ltd [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets		$ 237
Weighted average useful life		5 years
Deviant Art, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 24,865
Deviant Art, Inc. [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 1,906
Weighted average useful life	5 years
Deviant Art, Inc. [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 10,430
Weighted average useful life	15 years
Deviant Art, Inc. [Member] | Customer Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 12,043
Weighted average useful life	15 years
Deviant Art, Inc. [Member] | Brand/Domain [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 486
Weighted average useful life	7 years